Document and Entity Information	Jun. 14, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	UTA Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001879221
Document Type	8-K
Document Period End Date	Jun. 14, 2023
Entity Incorporation State Country Code	E9
Entity File Number	001-41114
Entity Tax Identification Number	98-1616250
Entity Address, Address Line One	135 5th Avenue
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(917)
Local Phone Number	781-1679
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share And One Fourth Of One Redeemable Warrant 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	UTAAU
Security Exchange Name	NASDAQ
Common Class A Ordinary Shares Subject To Possible Redemption [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	UTAA
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	UTAAW
Security Exchange Name	NASDAQ